COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Apr. 06, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Mar. 14, 2024
Defined Benefit Plan Disclosure [Line Items]
Aggregate carrying amount of litigation loss		$ 1,800,000		$ 1,800,000
Matching contributions to 401 (k) plan		$ 207,463	$ 223,084
Litigation settlement	$ 3,999,984
Common stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
3% of Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer matching contribution		100.00%
2% of Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer matching contribution		50.00%
Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage for vesting contributions		100.00%
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Description of matching contributions to employees		The plan, as amended, requires it to provide 100% matching contributions for employees, who elect to contribute up to 3% of their compensation to the plan and 50% matching contributions for employee’s elective deferrals on the next 2% of their contributions.